JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III
The JIC Institutional Bond Fund III
Investment Objective:
A high level of income over the long term consistent with preservation of capital.
Fees and Expenses:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JIC Institutional Bond Fund III
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses		JIC Institutional Bond Fund III
Management Fees		0.30%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		0.31%
Fee Waiver	[2]	(0.059%)
Total Annual Fund Operating Expenses after Fee Waiver		0.251%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund III, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
JIC Institutional Bond Fund III	25	91	163	375

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.08% of the average value of its portfolio.

Primary Investment Strategies:
The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visitingwww.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Average Annual Total Return for the JIC Institutional Bond Fund III as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 9.17 in the fourth quarter of 2008, and the lowest return was -4.18 in the fourth quarter of 2010.
Annual Total Return For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
JIC Institutional Bond Fund III	Return Before Taxes	5.05%	7.21%	5.58%
JIC Institutional Bond Fund III After Taxes on Distributions	Return After Taxes on Distributions	3.55%	5.41%	3.97%
JIC Institutional Bond Fund III After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.60%	5.21%	3.93%
JIC Institutional Bond Fund III Merrill Lynch 5-7 Year Government Corporate Index	Merrill Lynch 5 - 7 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)	4.93%	6.64%	5.95%
JIC Institutional Bond Fund III Barclays Aggregate Index	Barclays Aggregate Index	4.21%	5.95%	5.18%

The Barclays Aggregate Index is the primary benchmark, replacing the Merrill Lynch 5 – 7 Year Government Corporate Index (no BBB). The reason for the change is the advisor considers the Barclays Aggregate Index to better represent the management style of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.